Warrants and Options (Details 7)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of option outstanding and exercisable
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 25 days	2 years
$ 0.64 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.64	0.64
Options/Warrants Outstanding	750,000	750,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 4 months 24 days	9 years 6 months 11 days
Options exercisable, Range of Exercise Price	0.64	0.64
Options Exercisable, Options Exercisable	208,333	208,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 4 months 24 days	9 years 6 months 11 days
$ 0.69 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.69	0.69
Options/Warrants Outstanding	250,000	250,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 6 months 18 days	9 years 6 months 25 days
Options exercisable, Range of Exercise Price	0.69	0.69
Options Exercisable, Options Exercisable	83,333	83,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 6 months 18 days	9 years 6 months 25 days
$ 0.45 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.45	0.45
Options/Warrants Outstanding	250,000	250,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 1 month 16 days	9 years 7 months 13 days
Options exercisable, Range of Exercise Price	0.45	0.45
Options Exercisable, Options Exercisable	83,333	83,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 1 month 16 days	9 years 7 months 13 days
$ 0.14 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.14
Options/Warrants Outstanding	250,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 11 months 12 days
Options exercisable, Range of Exercise Price	0.14
Options Exercisable, Options Exercisable	83,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 10 months 24 days